Summary of Significant Accounting Policies - Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Level 1 [Member]
Fair value of assets and liabilities for recurring basis
Level 2 [Member]
Fair value of assets and liabilities for recurring basis
Level 3 [Member]
Fair value of assets and liabilities for recurring basis